Average Annual Total Returns - DWS Emerging Markets Fixed Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 18, 2001	(0.23%)	4.86%	2.23%	(2.07%)	3.07%	0.58%	(0.25%)	2.91%	0.97%		1.75%	5.26%	2.43%	Jun. 18, 2001	3.58%	5.01%	1.91%	Mar. 03, 2008	4.62%	6.11%	3.04%	Dec. 31, 1993	4.62%	6.06%	2.94%	5.26%	7.08%	6.22%